Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Payments Under Non-cancelable Operating Leases with Initial Terms of One-Year or More

Future minimum payments under non-cancelable operating leases with initial terms of one-year or more consist of the following as of December 31, 2016:

	RMB	US$
	(In thousands)
2017	3,018,986	434,824
2018	1,390,004	200,202
2019	839,240	120,876
2020	569,100	81,967
2021	176,348	25,399
Thereafter	30,117	4,338

	6,023,795	867,606

Future Minimum Lease Payments For Non-cancelable Licensing Agreements

Future minimum payments under non-cancelable licensing agreements consist of the following as of December 31, 2016:

	RMB	US$
	(In thousands)
2017	5,990,656	862,835
2018	1,489,234	214,495
2019	200,348	28,856
2020	196,718	28,333
2021	164,425	23,682
Thereafter	979,291	141,047

	9,020,672	1,299,248